Convertible Notes Payable - Additional Information (Details) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 03, 2022	May 31, 2022	Sep. 30, 2021	Jul. 31, 2019	Feb. 28, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022
Short Term Debt [Line Items]
Principal amount										$ 8,010,000	$ 620,000
Maturity date				Dec. 31, 2021
Proceeds from issuance of convertible notes, warrants, and embedded conversion features									$ 7,369,000	7,369,000	610,000
Interest expense						$ 1,716	$ 451,306	$ 1,820	827,539	827,539	32,226
Debt discount										3,300,000	177,613
Amortization of debt discount									596,954	$ 596,953	$ 19,875
Warrant description										In connection with each of the 2021 Convertible Notes, the Company issued each holder warrants (the 2021 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2021 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder's Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note	In connection with each of the 2020 Convertible Notes, the Company issued each holder warrants (the 2020 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2020 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder's Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note
Convertible note balance										$ 8,010,000	$ 620,000
Gross proceeds from sale of common stock	$ 9,100,000	$ 99,999			$ 2,373,561			$ 2,473,560	$ 5,366,170	5,000,000
Debt Conversion, Original Debt, Amount										240,000
Share converted									1,375,228
Conversion price (in dollars per share)			$ 6.00				$ 6.00		$ 6.00
Gain (Loss) on Extinguishment of Debt							$ (2,322,943)		$ (2,322,943)	(2,322,943)
write-off of the unamortized debt discount										$ 3,300,000	177,613
common shares upon exercise of warrants, Shares			686,489
Warrants exercise price, per share			$ 6.00				$ 6.00		$ 6.00			$ 6.25
Class Of Warrants Exercised										4,504
2020 warrants [Member]
Short Term Debt [Line Items]
Principal amount											65,660
Convertible note balance											65,660
2021 warrants [Member]
Short Term Debt [Line Items]
Principal amount										$ 320,460
Convertible note balance										320,460
2019 Promissory Note [Member]
Short Term Debt [Line Items]
Principal amount				$ 10,000
Percentage of interest				8.00%
Proceeds from issuance of convertible notes, warrants, and embedded conversion features				$ 5,000,000
Percentage of the conversion price				65.00%
Interest expense										607	1,156
Debt discount and value of embedded put feature				$ 1,000
Debt discount										0	414,000
Amortization of debt discount										310,000	586,000
Convertible note balance				$ 10,000
write-off of the unamortized debt discount										0	414,000
2020 Promissory Note [Member]
Short Term Debt [Line Items]
Principal amount											$ 610,000
Maturity date											May 31, 2022
Percentage of interest											6.00%
Percentage of the conversion price											75.00%
Interest expense										27,375	$ 11,523
Debt discount										0	177,199
Amortization of debt discount										83,608	19,461
Minimum gross proceeds from equity financing required for conversion of debt											$ 5,000,000
Percentage of voting power defining change of control											50.00%
Debt discount and derivative liability at the issuance date											$ 131,000
Convertible note balance											610,000
write-off of the unamortized debt discount										0	177,199
2020 Promissory Note [Member] | Related Party
Short Term Debt [Line Items]
Principal amount											110,000
Convertible note balance											110,000
2021 Promissory Note [Member]
Short Term Debt [Line Items]
Principal amount										$ 7,390,000
Percentage of interest										6.00%
Percentage of the conversion price										75.00%
Interest expense										$ 199,049	0
Amortization of debt discount										513,035	$ 0
Debt discount and derivative liability at the issuance date										2,821,000
Convertible note balance										7,390,000
Convertible promissory notes to related parties										1,863,300
Convertible promissory notes to settle loan										21,000
Proceeds from equity financing										$ 5,000,000